PEACHTREE BOND FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Peachtree Bond Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995













           FEDERATED SECURITIES
           CORP.

           Distributor

GENERAL INFORMATION ABOUT THE FUND1        Trustees Compensation          23
                                           Trustee Liability              25
INVESTMENT OBJECTIVE AND POLICIES1
                                          INVESTMENT ADVISORY SERVICES    25
 Types of Investments            1
                                           Adviser to the Fund            25
 Repurchase Agreements           2
                                           Advisory Fees                  25
 Reverse Repurchase Agreements   2
 When-Issued and Delayed Delivery
  Transactions                   3
 Futures and Options Transactions3
 Financial Futures Contracts     3
 Put Options on Financial Futures
  Contracts                      4
 Call Options on Financial Futures
  Contracts                      5
 "Margin" in Futures Transactions6
 Purchasing Put Options on Portfolio
  Securities                     6
 Writing Covered Call Options on
  Portfolio Securities           6
 Risks                           7
 Restricted and Illiquid Securities
                                 7
 Lending of Portfolio Securities 8
 Weighted Average Portfolio Maturity
                                 8
 Portfolio Turnover              9
 Investment Limitations          9
PEACHTREE FUNDS MANAGEMENT      14

 Fund Ownership                 23


ADMINISTRATIVE SERVICES         26

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT                27

BROKERAGE TRANSACTIONS          27

PURCHASING SHARES               28

 Administrative Arrangements    28
 Distribution Plan              28
 Purchasing Fund Shares with
  Securities                    29
DETERMINING NET ASSET VALUE     29

 Determining Market Value of
  Securities                    29
EXCHANGE PRIVILEGE              30

REDEEMING SHARES                30

REDEMPTION IN KIND              31

TAX STATUS                      31

 The Fund's Tax Status          31
 Shareholders' Tax Status       31
TOTAL RETURN                    32

YIELD                           32

PERFORMANCE COMPARISONS         33

APPENDIX                        35

GENERAL INFORMATION ABOUT THE FUND

Peachtree Bond Fund (the "Fund") is a portfolio in Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve current income. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests primarily in investment grade bonds and other fixed income securities which include:
   o domestic issues of corporate debt obligations (rated Baa or better by Moody's Investors Service, Inc., or BBB or better by Standard & Poor's Ratings Group, Fitch Investors Service, Inc. or Duff & Phelps Credit Rating Co.);
   o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities, which represent an undivided interest in a pool of residential or other mortgages or may be collateralized by a pool of residential mortgages;
   o asset-backed securities, which are obligations of trusts or special purpose corporations that directly or indirectly represent a participation in, or are secured by and payable from various types of assets, principally loans, leases and other receivables and may include asset-backed commercial paper; and
   o CMOs, which are issued by single-purpose stand-alone finance subsidiaries or trusts, government agencies, investment banks, or companies related to the construction industry.

REPURCHASE AGREEMENTS
As collateral for the obligations of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as securities broker-dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.
FINANCIAL FUTURES CONTRACTS
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund could "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Fund may purchase exchange listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write exchange listed call options on futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
RISKS
When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
WEIGHTED AVERAGE PORTFOLIO MATURITY
The Fund will determine its dollar-weighted average portfolio maturity by assigning a "weight" to each portfolio security based upon the pro rata market value of such portfolio security in comparison to the market value of the entire portfolio. The remaining maturity of each portfolio security is then multiplied by its weight, and the results are added together to determine the weighted average maturity of the portfolio. For purposes of calculating its dollar-weighted average portfolio maturity, the Fund will treat variable and floating rate instruments as having a remaining maturity commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate. The Fund limits its dollar-weighted average maturity to 15 years or less. PORTFOLIO TURNOVER
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund, under normal market conditions, will result in its annual rate of portfolio turnover exceeding 200%. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994, and the fiscal year ended September 30, 1995, the Fund's portfolio turnover rates were 21% and 76%, respectively.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permissible borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes
     of this limitation, the following are not deemed to be pledges:   margin
     deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may at times invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase put options on portfolio securities and on financial futures contracts and related options as a hedging strategy and not for speculative purposes. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to 50% of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operations of any predecessor.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not purchase restricted securities if immediately thereafter more than 10% of the total assets of the Fund, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the 1933 Act). See "Restricted and Illiquid Securities".
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid. See "Restricted and Illiquid Securities".
  INVESTING IN MINERALS
     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.

  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser owning individually more than 0.50% of the issuer's securities together own more than 5% of the issuer's securities.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.
The Fund does not expect to borrow money in excess of 5% of the total value of its net assets during the next fiscal year. The Fund has no present intention of investing more than 5% of its net assets in foreign securities or options and fixtures.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
Each fund of the Trust has the ability to issue more than one class of shares. The Fund does not consider the issuance of separate classes of shares to constitute an issue of "senior securities" within the meaning of the investment limitations set forth above.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 20% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
PEACHTREE FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.



Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.



Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5

Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 9,404,352 shares (96.76%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#



John F. Donahue     $0
Chairman and Trustee

Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681

Trustee
Edward L. Flaherty, Jr.            $4,862

Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681

Trustee
Wesley W. Posvar    $4,681
Trustee

Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.

TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Bank serves as the Fund's investment adviser (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the Prospectus.

For the period from February 14, 1994 (date of initial public investment) to September 30, 1994, and the fiscal year ended September 30, 1995, the Adviser earned advisory fees of $352,666 and $635,619, of which $33,571 and $129,744, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994, and the fiscal year ended September 30, 1995, the Fund incurred administrative service fees of $69,613 and $120,318, respectively.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Adviser and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
PURCHASING SHARES

Shares are sold at their offering price on days on which the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services.

The Trustees expect that the adoption of the Plan will assist the Fund in selling a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and thereby assist the Fund in seeking to achieve its investment objectives.
PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities, other than options, are determined as follows:
   o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees; or

   o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices.
Pricing services may consider:
   o yield;
   o quality;
   o coupon rate;
   o maturity;
   o type of issue;
   o trading characteristics; and
   o other market data.
The Fund will value futures contracts, options, put options on futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.
EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other funds advised by the Bank and certain other Funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the prospectus under "Exchange Privilege." REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares."

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which each fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one year period ended September 30, 1995 and for the period from February 14, 1994 (date of initial public investment) to September 30, 1995, the Fund's average annual total returns were 6.56% and 1.97%, respectively.
YIELD

The Fund's yield for the 30-day period ended September 30, 1995 was 5.65%.
The yield for the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Hutton, Inc., the index calculates total returns for one- month, three-month, twelve-month, and ten-year periods, and year-to-date.
   o SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
   o MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Corp. and Moody's Investors Service. Only bonds with a minimum maturity of one year are included.
   o MERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Corp. and Moody's Investors Service. Only bonds with a minimum maturity of one year are included.
   o SALOMON BROTHERS BROAD INVESTMENT-GRADE ("BIG") BOND INDEX is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.
   o MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.
DUFF & PHELPS CREDIT RATING CO. LONG-TERM DEBT RATINGS

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB--Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. COMMERCIAL PAPER RATINGS
STANDARD AND POOR'S RATINGS GROUP
A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".
MOODY'S INVESTORS SERVICE, INC.
P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.
P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC.
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.
DUFF & PHELPS CREDIT RATING CO.
DUFF 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
DUFF 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. DUFF 1---High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. GOOD GRADE
DUFF 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
A CREDIT RATING IS NOT A RECOMMENDATION TO BUY, SELL OR HOLD SECURITIES, AND IS SUBJECT TO CHANGE AND/OR WITHDRAWAL BY THE RATING AGENCY.


                             PEACHTREE EQUITY FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus

70467H200
3092205B (11/95)

   of Peachtree Equity Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995















           FEDERATED SECURITIES
           CORP.

           Distributor

GENERAL INFORMATION ABOUT THE FUND1       TRANSFER AGENT AND DIVIDEND
                                          DISBURSING AGENT                29
INVESTMENT OBJECTIVE AND POLICIES1
                                          BROKERAGE TRANSACTIONS          29
 Types of Investments            1
 Other Permitted Investments     1        PURCHASING SHARES               30
 Futures and Options Transactions2
                                           Administrative Arrangements    30
 Temporary Investments           7
                                           Distribution Plan              30
 When-Issued and Delayed Delivery
                                           Purchasing Fund Shares with
  Transactions                   8
                                             Securities                   31
 Restricted and Illiquid Securities
                                          DETERMINING NET ASSET VALUE     31
                                 9
 Repurchase Agreements           9         Determining Market Value of
 Reverse Repurchase Agreements  10           Securities                   31
 Lending of Portfolio Securities10        EXCHANGE PRIVILEGE              32
 Portfolio Turnover             11
                                          REDEEMING SHARES                32
 Investment Limitations         11
PEACHTREE FUNDS MANAGEMENT      16         Redemption in Kind             33
                                          TAX STATUS                      33
 Fund Ownership                 25
 Trustees Compensation          25         The Fund's Tax Status          33
 Trustee Liability              27         Shareholders' Tax Status       33
INVESTMENT ADVISORY SERVICES    27        TOTAL RETURN                    34

 Adviser to the Fund            27        YIELD                           34
 Advisory Fees                  27
                                          PERFORMANCE COMPARISONS         35
ADMINISTRATIVE SERVICES         28

GENERAL INFORMATION ABOUT THE FUND

Peachtree Equity Fund (the "Fund") is a portfolio in Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve long-term growth of capital and income. The investment objective cannot be changed without shareholder approval. TYPES OF INVESTMENTS
The Fund invests principally in common stocks of United States issuers. Although the Fund may invest in other securities and in money market instruments, it is the Fund's policy under normal market conditions to invest at least 65% of its portfolio in equity securities.
OTHER PERMITTED INVESTMENTS
  CONVERTIBLE SECURITIES
     Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock or units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
  WARRANTS
     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at the time of the issuance of the warrant) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock.
FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.
  FINANCIAL FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.
     Financial futures contracts may call for the delivery of shares of common stocks represented in a particular index.
     In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.
  PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase exchange listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
  CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write exchange listed call options on futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Funds' obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
  MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process in known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

  PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
     The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
  WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
     The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
  RISKS
     When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.
     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
TEMPORARY INVESTMENTS
  MONEY MARKET INSTRUMENTS
     For defensive purposes only, the Fund may invest temporarily in cash and money market instruments during times of unusual market conditions:
     oprime commercial paper (rated A-1 by Standard & Poor's Ratings Group, P-1 by Moody's Investors Service, Inc., F-1 by Fitch Investors Service, or Duff-1 by Duff & Phelps Credit Rating Co.) and Europaper (rated A-1, P-1, F-1 or Duff-1 or above). In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high quality ratings and provided the Fund's investment adviser has determined that such investment presents minimal credit risks;
     oinstruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000 ("Eligible Institutions"), or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") administered by the FDIC. Such Fund investments may include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), and Canadian Time Deposits issued by Eligible Institutions;
     oobligations of the U.S. government or its agencies or instrumentalities; orepurchase agreements; and oother short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are:
     oFederal Farm Credit Banks;
     oFederal Home Loan Banks;
     oFederal National Mortgage Association;
     oStudent Loan Marketing Association; and
     oFederal Home Loan Mortgage Corporation.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. REPURCHASE AGREEMENTS
As collateral for the obligations of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as securities broker-dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
PORTFOLIO TURNOVER
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is anticipated that, under stable market conditions, the portfolio trading engaged in by the Fund will not result in its annual rate of portfolio turnover exceeding 100%. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund's portfolio turnover rates were 4% and 17%, respectively.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchase and sale of securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permissible borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of the Fund's total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options; and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer and will not acquire more than 10% of the outstanding voting securities of any one issuer.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase and sell financial futures contracts and related options.

  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted or other securities which the Fund may purchase pursuant to its investment objective, policies and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to 50% of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or Declaration of Trust.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

  INVESTING IN FOREIGN SECURITIES
     The Fund will not invest more than 15% of its total assets in securities of foreign issuers.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not purchase restricted securities if immediately thereafter more than 10% of the total assets of the Fund, taken at market value, would be invested in such securities, except for securities which meet the criteria for liquidity as established by the Trustees. To comply with certain state restrictions, the Fund will limit these transactions to 5% of its total assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
  INVESTING IN MINERALS
     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases, other than debentures or equity stock interests.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of its assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Fund will limit its investment in such warrants not listed on New York or American stock exchanges to 2% of its total assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.

  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of the total assets in any investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven calendar days after notice, over-the-counter options, and restricted securities not determined by the Trustees to be liquid.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or the Adviser own individually more than 0.5% of the issuer's securities or in the aggregate own more than 5% of such issuer's securities.
  ARBITRAGE TRANSACTIONS
     To comply with certain state restrictions, the Fund will not enter into transactions for the purpose of engaging in arbitrage. If state requirements change, this restriction may be revised without shareholder notification.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.
The Fund does not expect to borrow money in excess of 5% of the total value of its net assets during the next fiscal year.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
Each fund of the Trust has the ability to issue more than one class of shares. The Fund does not consider the issuance of separate classes of shares to constitute an issue of "senior securities" within the meaning of the investment limitations set forth above.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 20% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
PEACHTREE FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.



John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.



Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5

Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 9,962,875 shares (95.47%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#



John F. Donahue     $0
Chairman and Trustee

Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681

Trustee
Edward L. Flaherty, Jr.            $4,862

Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681

Trustee
Wesley W. Posvar    $4,681
Trustee

Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.

TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Bank South (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Adviser earned advisory fees of $385,127 and $814,121, of which $36,781 and $94,631, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund incurred administrative service fees of $75,896 and $154,038, respectively.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Adviser and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund paid $58,000 and $89,312, respectively, in brokerage commissions on brokerage transactions.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will assist the Fund in selling a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and thereby assist the Fund in seeking to achieve its investment objectives.
PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities, other than options, are determined as follows:

   o for equity securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, the latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees;
   o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
The Fund will value futures contracts, options, put options on futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determines in good faith that another method of valuing option positions is necessary.
EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other funds advised by the Bank and certain other Funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the prospectus under "Exchange Privilege." REDEEMING SHARES

The Fund redeems shares at the next determined net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares."

REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which each fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
For the one year period ended September 30, 1995 and for the period from February 14, 1994 (date of initial public investment) to September 30, 1995, the Fund's average annual total returns were 17.57% and 10.55%, respectively.
YIELD

The Fund's yield for the 30-day period ended September 30, 1995 was 0.86%.
The yield for the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, financial and public utility companies. In addition, the Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

   o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected large capitalization, well-established blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries.
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "growth and income funds" category in advertising and sales literature.
   o MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.



                       PEACHTREE PRIME MONEY MARKET FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Peachtree Prime Money Market Fund (the "Fund") dated November 30, 1995.

70467H101
3092102B (11/95)

   This Statement is not a prospectus itself. To receive a copy of the prospectus call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES, OR ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THIS FUND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995














           FEDERATED SECURITIES
           CORP.

           Distributor

GENERAL INFORMATION ABOUT THE FUND1       PURCHASING SHARES               21

INVESTMENT OBJECTIVE AND POLICIES1         Administrative Arrangements    21
                                           Distribution Plan              21
 Types of Investments            1
                                           Purchasing Fund Shares with
 U.S. Government Obligations     1
                                             Securities                   22
 Bank Instruments                2
                                          DETERMINING NET ASSET VALUE     22
 When-Issued and Delayed Delivery
  Transactions                   2         Use of the Amortized Cost Method22
 Repurchase Agreements           3        EXCHANGE PRIVILEGE              24
 Reverse Repurchase Agreements   3
                                           Requirements for Exchange      24
 Investment Limitations          4
                                           Making an Exchange             25
PEACHTREE FUNDS MANAGEMENT       7
                                          REDEEMING SHARES                25
 Fund Ownership                 16
                                           Redemption in Kind             25
 Trustees Compensation          16
                                          TAX STATUS                      26
 Trustee Liability              18
INVESTMENT ADVISORY SERVICES    18         The Fund's Tax Status          26
                                           Shareholders' Tax Status       26
 Adviser to the Fund            18
                                          YIELD                           26
 Advisory Fees                  18
ADMINISTRATIVE SERVICES         19        EFFECTIVE YIELD                 27

TRANSFER AGENT AND DIVIDEND               PERFORMANCE COMPARISONS         27
DISBURSING AGENT                20
                                          APPENDIX                        28
BROKERAGE TRANSACTIONS          20

GENERAL INFORMATION ABOUT THE FUND

Peachtree Prime Money Market Fund (the "Fund") is a portfolio of Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests in money market instruments which mature in 13 months or less, and which include, but are not limited to, commercial paper and variable amount master demand notes, bank instruments, U.S. government obligations, and repurchase agreements.
The instruments of banks that are members of the Federal Deposit Insurance Corporation ("FDIC"), such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed or insured by FDIC's BIF or SAIF or any other governmental agency.
U.S. GOVERNMENT OBLIGATIONS
The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
   o the full faith and credit of the U.S.  Treasury;
   o the issuer's right to borrow from the U.S.  Treasury;
   o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   o the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
   o Federal Farm Credit Banks;
   o Federal Home Loan Banks;
   o Federal National Mortgage Association;
   o Student Loan Marketing Association; and
   o Federal Home Loan Mortgage Corporation.
BANK INSTRUMENTS
In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:
   o Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;
   o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
   o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and
   o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
As collateral for the obligation of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as broker-dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by money market instruments, such as repurchase agreements.
  INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interest in real estate.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 (the "Securities Act") in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to 50% of the value of its total assets, and except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer and will not acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trust's Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in the following limitations become effective.

  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 0.5% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities, except as a temporary, extraordinary, or emergency measure, in excess of 5% of the value of its net assets in its next fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.
PEACHTREE FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.



Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.



Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5

Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 102,953,975 shares (67.63%) and BHC Securities, Inc., Philadelpia, PA, acting in various capacities for numerous accounts, owned approximately 48,328,101 shares (31.75%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM

TRUST              TRUST*#


John F. Donahue     $0
Chairman and Trustee

Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681

Trustee
Edward L. Flaherty, Jr.            $4,862

Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681

Trustee
Wesley W. Posvar    $4,681

Trustee
Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.

TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is the Bank (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the Prospectus.

  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
     For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, the Adviser earned $164,020 and $515,302, of which $138,469 and $321,304, respectively, were voluntarily waived.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from February 14, 1994 (date of initial public investment) to September 30, 1994 and the fiscal year ended September 30, 1995, Federated Administrative Services earned $48,187 and $146,063 for administrative services, of which $18,184 and $0, respectively, were voluntarily waived.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. The Adviser determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce its expenses.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission ("SEC") pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services.

PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of SEC Rule 2a-7 under the ICA. Under this Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

Under such Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by Rule 2a-7, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     Rule 2a-7 requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 13 months can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other Funds advised by the Bank and certain other funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the Prospectus under "Exchange Privilege". REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling the Bank at the number on the cover of this Statement of Additional Information.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If such a state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the ICA where the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD

The Fund's yield for the seven-day period ended September 30, 1995 was 5.52%. The Fund calculates its yield daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and brokers/dealers charge fees in connection with services and provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees. EFFECTIVE YIELD

The Fund's effective yield for the seven-day period ended September 30, 1995 was 5.67%.
The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum of the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions,
     if any.   From time to time, the Fund will quote its Lipper ranking in the
     "money market  instrument funds" category in advertising and sales literature.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective)
     yield.   From time to time, the Fund will quote its Money ranking in advertising and  sales literature.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.


APPENDIX

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATING DEFINITIONS
AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS
A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS

P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2-Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM DEBT RATING DEFINITIONS F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

DUFF & PHELPS' CREDIT RATING CO.  SHORT-TERM DEBT RATING DEFINITIONS
DUFF 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.
DUFF 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DUFF 1--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. DUFF 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.
A CREDIT RATING IS NOT A RECOMMENDATION TO BUY, SELL OR HOLD SECURITIES, AND IS SUBJECT TO CHANGE AND/OR WITHDRAWAL BY THE RATING AGENCY.




                     PEACHTREE GOVERNMENT MONEY MARKET FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Peachtree Government Money Market Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES, OR ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THIS FUND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.

70467H408
3092207B (11/95)

                        Statement dated November 30, 1995



























           FEDERATED SECURITIES
           CORP.

           Distributor

GENERAL INFORMATION ABOUT THE FUND1       PURCHASING SHARES               19

INVESTMENT OBJECTIVE AND POLICIES1         Administrative Arrangements    19
                                           Distribution Plan              19
 Types of Investments            1
                                           Purchasing Fund Shares With
 When-Issued and Delayed Delivery
                                             Securities                   20
  Transactions                   1
                                          DETERMINING NET ASSET VALUE     20
 Repurchase Agreements           2
 Reverse Repurchase Agreements   2         Use of the Amortized Cost Method20
 Lending of Portfolio Securities 3        EXCHANGE PRIVILEGE              22
 Investment Limitations          3
                                           Requirements for Exchange      23
PEACHTREE FUNDS MANAGEMENT       5
                                           Making an Exchange             23
 Fund Ownership                 14        REDEEMING SHARES                23
 Trustees Compensation          14
                                           Redemption in Kind             23
 Trustee Liability              16
                                          TAX STATUS                      24
INVESTMENT ADVISORY SERVICES    16
                                           The Fund's Tax Status          24
 Adviser to the Fund            16
                                           Shareholders' Tax Status       24
 Advisory Fees                  16
                                          YIELD                           25
ADMINISTRATIVE SERVICES         17
                                          EFFECTIVE YIELD                 25
TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT                18        PERFORMANCE COMPARISONS         26

BROKERAGE TRANSACTIONS          18

GENERAL INFORMATION ABOUT THE FUND

Peachtree Government Money Market Fund (the "Fund") is a portfolio of Peachtree Funds (the "Trust") which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests in short-term U.S. government securities.
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
     Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
As collateral for the obligation of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as broker-dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantaged time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to 50% of the value of its total assets. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations, or its Declaration of Trust.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven calendar days, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during its next fiscal year.
PEACHTREE FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.



Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.



Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5

Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 65,762,067 shares (97.73%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#



John F. Donahue     $0
Chairman and Trustee

Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681

Trustee
Edward L. Flaherty, Jr.            $4,862

Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681

Trustee
Wesley W. Posvar    $4,681
Trustee

Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.

TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Bank South (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the Prospectus. During the period from January 7, 1994 (start of business) through September 30, 1994, and for the fiscal year ended

September 30, 1995, the Adviser earned advisory fees of $131,694 and $356,814, of which $121,371 and $217,475, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from January 7, 1994 (start of business) to September 30, 1994 and the fiscal year ended September 30, 1995, the Fund incurred administrative service costs of $38,575 and $104,633, of which $7,497 and $0, respectively, were voluntarily waived.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. The Adviser determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce its expenses.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission ("SEC") pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services.


PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the investment restrictions at the time of sale.
  TAX CONSEQUENCES
     Exercise of this exchange privilege is currently treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of SEC Rule 2a-7 under the Act. Under this Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under such Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by this Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     Rule 2a-7 requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity

     (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 13 months days can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other Funds advised by the Bank and certain other funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the Prospectus under "Exchange Privilege".

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling the Bank at the number on the cover of this Statement of Additional Information.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Bank receives the redemption request. Redemption will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If such a state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD

The Fund's yield for the seven-day period ended September 30, 1995 was 5.29%. The Fund calculates its yield daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and brokers/dealers charge fees in connection with services and provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees. EFFECTIVE YIELD

The Fund's effective yield for the seven-day period ended September 30, 1995 was 5.43%.
The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum of the 365/7th power; and
   o   subtracting 1 from the result.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the

Fund based on the monthly reinvestment of dividends over a specified period of time.



                     PEACHTREE GEORGIA TAX-FREE INCOME FUND
                        (A PORTFOLIO OF PEACHTREE FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Peachtree Georgia Tax-Free Income Fund (the "Fund") dated November 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus call the Peachtree Funds Service Center at 1-404-989-6200 or 1-800-621-8969.
   SHARES OF THE FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, AND ARE NOT ISSUED, ENDORSED OR GUARANTEED BY, BANK SOUTH (THE "BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT ISSUED, INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
   THE BANK IS INVESTMENT ADVISER TO THE FUND. THE FUND IS DISTRIBUTED BY FEDERATED SECURITIES CORP., WHICH IS NOT AFFILIATED WITH THE BANK.
                        Statement dated November 30, 1995






           FEDERATED SECURITIES
           CORP.
70467H309
           Distributor
3093003B (11/95)

GENERAL INFORMATION              1        BROKERAGE TRANSACTIONS          23

INVESTMENT OBJECTIVE AND POLICIES1        PURCHASING SHARES               24

 Types of Investments            1         Administrative Arrangements    24
 Types of Acceptable Investments 1         Distribution Plan              24
 Participation Interests         2         Purchasing Fund Shares with
 Variable Rate Municipal Securities          Securities                   25
                                 2        DETERMINING NET ASSET VALUE     25
 Municipal Leases                3
                                           Valuing Municipal Bonds        25
 When-Issued and Delayed Delivery
                                          EXCHANGE PRIVILEGE              26
  Transactions                   4
 Temporary Investments           4        REDEEMING SHARES                26
 Reverse Repurchase Agreements   5
                                           Redemption in Kind             26
 Investment Limitations          5
                                          TAX STATUS                      26
 Georgia Investment Risks        9
 Portfolio Turnover             10         The Fund's Tax Status          26
PEACHTREE FUNDS MANAGEMENT      10         Shareholders' Tax Status       27
                                          TOTAL RETURN                    27
 Fund Ownership                 19
 Trustees Compensation          19        YIELD                           28
 Trustee Liability              21
                                          TAX-EQUIVALENT YIELD            28
INVESTMENT ADVISORY SERVICES    21
                                           Tax-Equivalency Table          29
 Adviser to the Fund            21
                                          PERFORMANCE COMPARISONS         30
 Advisory Fees                  21
ADMINISTRATIVE SERVICES         22        APPENDIX                        32

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT                23

GENERAL INFORMATION

Peachtree Georgia Tax-Free Income Fund (the "Fund") is a portfolio in Peachtree Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated as of September 22, 1993, as amended and restated dated December 20, 1993.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Georgia. The investment objective cannot be changed without shareholder approval.
TYPES OF INVESTMENTS
The Fund invests primarily in a portfolio of municipal securities which are exempt from federal income tax and the personal income taxes imposed by the State of Georgia. The municipal securities in which the Fund invests include those issued by or on behalf of the State of Georgia and its political subdivisions, authorities and agencies and securities issued by other states, territories, and possessions of the United States which are exempt from the federal income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities").
  CHARACTERISTICS
     The Georgia Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch"), change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
TYPES OF ACCEPTABLE INVESTMENTS
Examples of Georgia Municipal Securities include:

   o general obligation bonds;
   o governmental lease certificates of participation issued by governmental units where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality (Government lease certificates purchased by the Fund will not contain nonappropriation clauses.);
   o municipal notes and tax-exempt commercial paper;
   o serial bonds;
   o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;
   o bond anticipation notes sold in anticipation of the issuance of long-term bonds;
   o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and
   o private activity and industrial development bonds issued to finance facilities for use, directly and indirectly, by private for-profit and non-profit companies.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
VARIABLE RATE MUNICIPAL SECURITIES
Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many of the securities with variable interest rates purchased by the Fund will be subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
MUNICIPAL LEASES
The Fund may purchase securities in the form of participation interests which represent undivided fractional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease obligations, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:
   o whether the lease can be terminated by the lessee;
   o the potential recovery, if any, from a sale of the leased property upon termination of the lease;
   o the lessee's general credit strength (e.g., its debt, administrative, economic, and financial characteristics and prospects);
   o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

   o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.
  REPURCHASE AGREEMENTS
     Repurchase agreements are arrangements in which banks, securities broker-dealers, and other financial institutions sell U.S. government and agency securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price including interest within one year from the date of acquisition. As collateral for the obligation of the seller to repurchase the securities from the Fund, the Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other financial institutions, such as securities broker-dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash and pledging securities as collateral. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to 33 1/3% of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 15% of the value of the Fund's total assets at the time of the borrowing.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 (the "Securities Act") in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not invest in real estate, including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in private activity bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be change by the Trustees without shareholder approval. Shareholders will be notified before any material change in the following limitations becomes effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in securities, including repurchase agreements providing for settlement in more than seven calendar days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain municipal leases and restricted securities not determined by the Trustees to be liquid.

  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 0.50% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in private activity bonds where the principal and interest are the responsibility of companies (including guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in the aggregate. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets in its next fiscal year. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
GEORGIA INVESTMENT RISKS
Georgia's economy is based on manufacturing (textiles, food products, paper products, electronic equipment and aircraft), trade and a growing service sector. Atlanta, with a service-oriented economy, is a trade, service and transportation center for the Southeast region and is the focus of economic growth in the State. In most other cities in Georgia, manufacturing predominates. The State economy was only mildly affected by the early 1980's recession and grew rapidly for most of the decade, with employment and personal income growth in excess of comparable national rates. Despite continued population growth, personal income per capita has steadily gained relative to the nation. The economy began to slow in 1989, with less vigorous job growth evident and relative per capita income position slipping.
Throughout the 1980's the State's expanding economy fostered strong income and sales tax growth. This enabled the State to record fairly strong fiscal operations from fiscal years 1984-1989. Financial operations have suffered since fiscal year 1990, recording operating deficits in each of the fiscal years 1990-1992. Revenue projections were overly optimistic in fiscal year 1992 and although the State reduced general fund expenditures, a minor operating deficit was experienced.
The fiscal years 1993 and 1994 ended with a surplus. Georgia's strong economic performance, driven by rapid population growth has helped the State to outperform budget expectations. Year-ended revenue collections for fiscal 1995 were up 8.2% over the prior year. Budgeted revenues for fiscal 1995 anticipated a conservative 6.6% increase over the prior year. Sales and individual income, inclusive of a reduction in personal income taxes of $100 million for fiscal 1995, were up 8.3% and 7.1, respectively, showing the strength of the State's economy. Job growth, among the fastest in the nation, has been mainly centered in business and health services, while manufacturing employment grew slightly. Total non-farm employment grew 5% in 1994 over the prior year, well above the U.S. rate of 2.6% and the State's unemployment rate of 4.4%, as of April, 1995, was below the national rate of 5.5%.
The tax revenue growth is estimated at 6.8% for fiscal 1996 while spending is proposed to increase at 4.6%, with the largest increase in spending for education. A large portion of spending for education is funded from the net proceeds of the state lottery, which has generated revenues exceeding expectations since its approval in November, 1992. The State economy is expected to receive a boost from the 1996 Olympics which should temporarily offset the effect of any potential slowing of the national economy.
PORTFOLIO TURNOVER
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, the Fund's portfolio turnover rate was 58%.
PEACHTREE FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions Peachtree Funds, and principal occupations.



John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.



Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Partner, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.



Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice Presdient, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds; formerly, Vice President and Director of Investor Relations, MNC Financial, Inc. and Vice President, Product Management, MNC Financial, Inc.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Securities Fund: 3-5

Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust;; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of November 3, 1995, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: BHC Securities, Inc., Philadelphia, PA, acting in various capacities for numerous accounts, owned approximately 170,615 shares (53.56%) and Bank South, Atlanta, Georgia, acting in various capacities for numerous accounts, owned approximately 147,941 shares (46.44%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM

TRUST              TRUST*#


John F. Donahue     $0
Chairman and Trustee

Thomas G. Bigley    $338
Trustee
John T. Conroy, Jr. $4,862
Trustee
William J. Copeland $4,862
Trustee
James E. Dowd       $4,862
Trustee
Lawrence D. Ellis, M.D.            $4,681

Trustee
Edward L. Flaherty, Jr.            $4,862

Trustee
Edward C. Gonzales  $0
Trustee
Peter E. Madden     $4,681
Trustee
Gregor F. Meyer     $4,681
Trustee
John E. Murray, Jr.,               $4,681

Trustee
Wesley W. Posvar    $4,681

Trustee
Marjorie P. Smuts   $4,681
Trustee


*Information is furnished for the fiscal year ended September 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of six portfolios.
TRUSTEE LIABILITY
Peachtree Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is the Bank (the "Adviser"). The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by the Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Bank's or its affiliates' lending relationships with an issuer. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, the Adviser earned advisory fees of $14,375, all of which was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.50% per year of the first $30 million of average net assets, 2.00% per year of the next $70 million of average net assets, and 1.50% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount
     of the excess, subject to an annual adjustment.   If the expense limitation
     is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, the Fund incurred administrative service fees of $100,003, of which $50,002 was voluntarily waived.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by the Adviser and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
PURCHASING SHARES

Shares are sold at their offering price on days on which the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "Act"). The Plan provides for payment of fees to the Distributor to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers and others for such services.

For the period from October 6, 1994 (date of initial public investment) to September 30, 1995, brokers and administrators (financial institutions) received no fees, pursuant to the Distribution Plan.
PURCHASING FUND SHARES WITH SECURITIES
The Fund in its sole discretion, may sell Fund shares to investors that desire to purchase Fund shares with certain securities or a combination of certain securities and cash. The Fund reserves the right to determine the acceptability of securities used to effect such purchases. On the day securities are accepted by the Fund, they are valued based upon independent bid and in the same manner as the Fund values it assets. Investors wishing to use securities to purchase Fund shares should first contact the Bank. Any such transfer of securities is treated as a sale of the securities and will result in the recognition of any gain or loss for federal income tax purposes by the seller of such securities, except to the extent the seller is an ERISA plan or similar entity not subject to tax. Unless such securities are to be acquired by the Fund in a bona fide reorganization, statutory merger, or similar transaction, such securities must meet the Fund's investment restrictions at the time of sale.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day.   The days on which the net asset
value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Board of Trustees uses an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange shares of the Fund for shares of other funds advised by the Bank and certain other Funds designated by the Bank and distributed by the Distributor, subject to certain conditions. Exchange procedures are explained in the Prospectus under "Exchange Privilege." REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the Prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by SEC Rule 18f-1 under the Act under which each fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded
to such companies.   To qualify for this treatment, the Fund must, among other
requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on
     securities held to maturity.   Sales would generally be made because of:
     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.
TOTAL RETURN

The Fund's cumulative total return for the period from October 6, 1994 (date of initial public investment) to September 30, 1995, was 2.88%. Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. The Fund's total return is representative of only eleven months of investment activity since the Fund's effective date.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yield for the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a 30-day period by the maximum offering price per share of the Fund on the last day of the period.
This value is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.
The Fund's yield for the 30-day period ended September 30, 1995 was 4.69%. TAX-EQUIVALENT YIELD

The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield necessary to equal on an after tax basis, the actual yield of the Fund, assuming that income from the Fund is 100% tax-exempt.

The Fund's tax-equivalent yield for the 30-day period ended September 30, 1995 was 7.76%.
TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the following table indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                         TAXABLE YIELD EQUIVALENT FOR 1995

                                                      State of Georgia


                                   TAX BRACKET:
    Federal:  15.00%   28.00%    31.00%     36.00%      39.60%

    Combined
    Federal
    and State:21.00%   34.00%    37.00%     42.00%      45.60%

    Joint Return$1-39,000$39,001-94,250 $94,251-143,600$143,601-$256,500
           OVER $256,500
    Single Return$1-23,350  $23,351-56, 550$56,551-117,950$117,951-256,500
           OVER $256,500

    Tax-Exempt

          Yield
              Taxable Yield Equivalent
    ---
     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00      2.53     3.03      3.17       3.45        3.68
     2.50      3.16     3.79      3.97       4.31        4.60
     3.00      3.80     4.55      4.76       5.17        5.51
     3.50      4.43     5.30      5.56       6.03        6.43
     4.00      5.06     6.06      6.35       6.90        7.35
     4.50      5.70     6.82      7.14       7.76        8.27
     5.00      6.33     7.58      7.94       8.62        9.19
     5.50      6.96     8.33      8.73       9.48       10.11
     6.00      7.59     9.09      9.52      10.34       11.03
         6.50                    8.23                  9.85
    10.32                       11.21                         11.95
         7.00                    8.86                 10.61
    11.11                       12.07                         12.87

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;

   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in a specific category in advertising and sales literature.
   o MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specific period of time. In addition, advertisements and sales literature for the Fund may include charts and other illustrations which depict the hypothetical growth of an investment in a systematic investment plan.
Advertisements may quote performance information which does not reflect the effect of the sales load.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
MOODY'S INVESTORS SERVICE, INC., MUNICIPAL BOND RATING DEFINITIONS
AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "AAA" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated "BAA" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment.
NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA " or "D" categories.


DUFF & PHELPS CREDIT RATING CO. MUNICIPAL BOND RATINGS DEFINITIONS AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
BBB+, BBB, BBB- --Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
A credit rating is not a recommendation to buy, sell or hold securities, and is subject to change and/or withdrawal by the rating agency.









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